Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 3000 Health Care Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	6.31%	9.54%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	16.38%	5.95%	9.92%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.55%	4.02%	8.34%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.33%	4.40%	7.82%